Subsidiary Guarantors	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Subsidiary Guarantors

18. SUBSIDIARY GUARANTORS

Performance of the company's obligations pursuant to the notes, including any repurchase obligations resulting from a change of control, is unconditionally guaranteed, jointly and severally, on an unsecured basis, by each of HII's existing and future domestic restricted subsidiaries that guarantees debt under the HII Credit Facility (the "Subsidiary Guarantors"). The guarantees rank equally with all other unsecured and unsubordinated indebtedness of the Subsidiary Guarantors. The Subsidiary Guarantors are each directly or indirectly 100 percent owned by HII.

Prior to the spin-off of HII from Northrop Grumman, Northrop Grumman conducted an internal reorganization, effective on March 30, 2011, resulting in the company's current organizational structure, which consists of HII as direct or indirect parent of all of the Subsidiary Guarantors. Prior to this internal reorganization, HII had no independent assets or operations and no subsidiaries. Accordingly, for all periods ended prior to March 30, 2011, the consolidated financial information of the company is attributable entirely to the Subsidiary Guarantors.

Set forth below are the company's condensed consolidated statements of financial position as of September 30, 2011 and the condensed consolidated statements of operations and cash flows for the nine months then ended.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	Nine Months Ended September 30, 2011
$ in millions	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$4,201	$—	$4,201
Service revenues	—	639	—	639

Total sales and service revenues	—	4,840	—	4,840

Cost of sales and service revenues
Cost of product sales	—	3,543	—	3,543
Cost of service revenues	—	540	—	540
General and administrative expenses	—	471	—	471
Goodwill impairment	—	300	—	300

Operating loss	—	(14)	—	(14)
Interest expense	(62)	(13)	—	(75)
Equity in loss of subsidiaries	(124)	—	124	—

Earnings (loss) from operations before income taxes	(186)	(27)	124	(89)
Federal income taxes	(23)	97	—	74

Net earnings (loss)	$(163)	$(124)	$124	$(163)

CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

	Nine Months Ended September 30, 2011
$ in millions	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$536	$—	$—	$536
Accounts receivable, net	—	781	—	781
Inventoried costs, net	—	463	—	463
Deferred income taxes	—	268	—	268
Prepaid expenses and other current assets	—	34	—	34

Total current assets	536	1,546	—	2,082

Property, plant, and equipment, net	—	1,979	—	1,979

Other Assets
Goodwill	—	834	—	834
Other purchased intangibles, net of accumulated amortization of $367 in 2011	—	572	—	572
Pension plan asset	—	143	—	143
Debt issuance costs	50	—	—	50
Miscellaneous other assets	—	55	—	55
Investment in subsidiaries	2,623	—	(2,623)	—
Intercompany receivables	—	287	(287)	—

Total other assets	2,673	1,891	(2,910)	1,654

Total assets	$3,209	$5,416	$(2,910)	$5,715

Liabilities and Equity
Current Liabilities
Trade accounts payable	$1	$286	$—	$287
Current portion of long-term debt	29	—	—	29
Current portion of workers' compensation liabilities	—	198	—	198
Accrued interest on notes payable to former parent	—	—	—	—
Current portion of post-retirement plan liabilities	—	145	—	145
Accrued employees' compensation	—	190	—	190
Advance payments and billings in excess of costs incurred	—	85	—	85
Provision for contract losses	—	31	—	31
Other current liabilities	5	237	—	242

Total current liabilities	35	1,172	—	1,207

Long-term debt	1,732	105	—	1,837
Other post-retirement plan liabilities	—	579	—	579
Pension plan liabilities	—	420	—	420
Workers' compensation liabilities	—	353	—	353
Deferred tax liabilities	—	113	—	113
Other long-term liabilities	—	51	—	51
Intercompany liabilities	287	—	(287)	—

Total liabilities	2,054	2,793	(287)	4,560

Commitments and Contingencies (Note 12)
Shareholders' Equity
Common stock, $0.01 par value; 150,000,000 shares authorized; issued and outstanding as of September 30, 2011: 48,808,341	—	—	—	—
Additional paid-in capital	1,318	3,277	(2,747)	1,848
Former parent's equity in unit	—	—	—	—
Accumulated deficit	(163)	(171)	124	(210)
Accumulated other comprehensive loss	—	(483)	—	(483)

Total shareholders' equity	1,155	2,623	(2,623)	1,155

Total liabilities and shareholders' equity	$3,209	$5,416	$(2,910)	$5,715

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Nine Months Ended September 30, 2011
$ in millions	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	(29)	83	—	54

Investing Activities
Additions to property, plant, and equipment	—	(119)	—	(119)

Net cash used in investing activities	—	(119)	—	(119)

Financing Activities
Proceeds from issuance of long-term debt	1,775	—	—	1,775
Repayment of long-term debt	(14)	—	—	(14)
Debt issuance costs	(54)	—	—	(54)
Repayment of notes payable to former parent and accrued interest	—	(954)	—	(954)
Dividend to former parent in connection with spin-off	(1,429)	—	—	(1,429)
Proceeds from stock option exercises and issuance of common stock	1	—	—	1
Net transfers from former parent	—	1,276	—	1,276
Cash sweep/funding by parent	286	(286)	—	—

Net cash provided by (used in) financing activities	565	36	—	601

Increase in cash and cash equivalents	536	—	—	536
Cash and cash equivalents, beginning of period	—	—	—	—

Cash and cash equivalents, end of period	$536	$—	$—	$536

21.	SUPPLEMENTAL GUARANTOR INFORMATION

On March 29, 2011, Huntington Ingalls Industries, Inc. (HII) entered into a Separation and Distribution Agreement (the Separation Agreement) with Northrop Grumman, and Northrop Grumman's subsidiaries (Northrop Grumman Shipbuilding, Inc. and Northrop Grumman Systems Corporation), pursuant to which HII was legally and structurally separated from Northrop Grumman and retained the operations of NGSB.

Pursuant to the terms of the Separation Agreement, (i) Northrop Grumman completed a corporate reorganization to create a new holding company structure, (ii) HII and Northrop Grumman effected certain transfers of assets and assumed certain liabilities so that each of HII and Northrop Grumman retained both the assets of and liabilities associated with their respective businesses, (iii) subject to certain exceptions, all agreements, arrangements, commitments and undertakings, including all intercompany accounts payable or accounts receivable, including intercompany indebtedness and intercompany work orders between HII and Northrop Grumman, were terminated or otherwise satisfied, effective no later than March 31, 2011 (the Distribution Date), (iv) HII and Northrop Grumman agreed to share certain gains and liabilities and (v) on the Distribution Date, Northrop Grumman distributed, on a pro rata basis, all of the issued and outstanding shares of common stock of HII to Northrop Grumman's stockholders via a pro rata dividend (the spin-off). One share of HII common stock was distributed for every six shares of Northrop Grumman common stock held by a holder of Northrop Grumman common stock as of the record date for the distribution, March 30, 2011. The shares of common stock of HII began regular way trading on the New York Stock Exchange on March 31, 2011, under the ticker symbol "HII."

In connection with the spin-off from Northrop Grumman, HII issued $600 million aggregate principal amount of 6.875 percent Senior Notes due March 15, 2018, and $600 million aggregate principal amount of 7.125 percent Senior Notes due March 15, 2021 (collectively, the "notes") in a private offering, at par, under an indenture dated March 11, 2011, between HII and The Bank of New York Mellon, as trustee. Also in connection with the spin-off, HII entered into a credit facility with third-party lenders that includes a $650 million revolver and a $575 million term loan (the "Credit Facility").

Performance of HII's obligations pursuant to the notes, including any repurchase obligations resulting from a change of control, is unconditionally guaranteed, jointly and severally, on an unsecured basis, by each of HII's existing and future domestic restricted subsidiaries that guarantees debt under the Credit Facility (the "Subsidiary Guarantors"). The guarantees rank equally with all other unsecured and unsubordinated indebtedness of the Subsidiary Guarantors. The Subsidiary Guarantors are each directly or indirectly 100 percent owned by HII.

Prior to the spin-off of HII from Northrop Grumman, Northrop Grumman conducted an internal reorganization, effective on March 30, 2011, resulting in the company's current organizational structure, which consists of HII as direct or indirect parent of all of the Subsidiary Guarantors. Prior to this internal reorganization, HII had no independent assets or operations and no subsidiaries. Accordingly, for all periods ended prior to March 30, 2011, the consolidated financial information of the company is attributable entirely to the Subsidiary Guarantors.